Average Annual Total Returns - Retail Class - Transamerica Dynamic Income	A 1 Year	A 5 Years	A Since Inception	A Inception Date	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions Since Inception	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares Since Inception	C 1 Year	C 5 Years	C Since Inception	C Inception Date	I 1 Year	I 5 Years	I Since Inception	I Inception Date	iBoxx $ Liquid High Yield Index (reflects no deduction for fees, expenses or taxes) 1 Year	iBoxx $ Liquid High Yield Index (reflects no deduction for fees, expenses or taxes) 5 Years	iBoxx $ Liquid High Yield Index (reflects no deduction for fees, expenses or taxes) Since Inception	Transamerica Dynamic Income Blended Benchmark (reflects no deduction for fees, expenses or taxes) 1 Year		Transamerica Dynamic Income Blended Benchmark (reflects no deduction for fees, expenses or taxes) 5 Years		Transamerica Dynamic Income Blended Benchmark (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(10.04%)	2.64%	2.48%	Oct. 31, 2011	(11.09%)	1.27%	0.75%	(5.88%)	1.48%	1.20%	(7.23%)	2.84%	2.25%	Oct. 31, 2011	(5.32%)	3.88%	3.27%	Oct. 31, 2011	4.66%	7.71%	5.98%	10.04%	[1]	9.12%	[1]	7.95%	[1]

[1]	The Transamerica Dynamic Income Blended Benchmark consists of the following: iBoxx $ Liquid High Yield Index, 40%, Bloomberg Barclays US Aggregate Bond Index, 30% and S&P 500®, 30%. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses.